Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The minimum future lease commitments under noncancelable leases in effect at December 31, 2018 are as follows:

2019	$17,536
2020	14,826
2021	12,800
2022	11,202
2023	5,701
Thereafter	15,069
$77,134